Approval of these consolidated financial statements	12 Months Ended
Dec. 31, 2019
Approval Of Consolidated Financial Statements [Abstract]
Approval of these consolidated financial statements
34	Approval of these consolidated financial statements
These consolidated financial statements were approved for issue by the board of directors of the Company on March 25, 2020.